Northern Lights Fund Trust

Biondo Focus Fund and Biondo Growth Fund

Incorporated herein by reference is the definitive version of the supplement for Biondo Focus Fund and Biondo Growth Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 13, 2013 (SEC Accession No. 0000910472-13-001803).